Covered Assets and Indemnification Asset (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended							6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Changes in the allowance for loan losses
Balance, beginning of period					$ 3,409			$ 33,241	$ 3,409	$ 3,409
Provision for loan losses	5,533	2,206	10,658	11,289	13,005	3,800		8,775	24,294	37,158	3,800
Balance, end of period	36,431	33,241				3,409	33,241	36,431		33,241	3,409
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	3,714,837	3,514,646				3,152,396	3,514,646	3,714,837		3,514,646	3,152,396
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	36,431	33,241				3,409	33,241	36,431		33,241	3,409
Activity in covered OREO
Balance, beginning of period	152,310						135,187	142,833
Additions to covered OREO	8,802						19,185	31,992
Dispositions of covered OREO	(16,410)						(11,539)	(29,692)
Valuation adjustments in the period	(2,528)							(2,959)
Balance, end of period	142,174	142,833					142,833	142,174		142,833
Activity in the FDIC Indemnification Asset
Balance, beginning of period	188,736						185,680	188,291
FDIC Indemnification Asset accretion (amortization)	490						1,699	1,847
Transfers to due from FDIC and other	(14,112)						(912)	(15,024)
Balance, end of period	175,114	188,291					188,291	175,114		188,291
Covered loans
Changes in the allowance for loan losses
Balance, beginning of period	2,665							1,061
Provision for loan losses	1,450						1,065	3,304
Loans charged off							(4)	(250)
Balance, end of period	4,115	1,061					1,061	4,115		1,061
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	1,716							1,716
Loans collectively evaluated for impairment	248,079	277,213					277,213	248,079		277,213
Total loans	845,013	1,006,369					1,006,369	845,013		1,006,369
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	201	179					179	201		179
Total loans	4,115	1,061					1,061	4,115		1,061
Covered loans | Commercial and Industrial
Changes in the allowance for loan losses
Balance, beginning of period	932							1,053
Provision for loan losses	214						1,057	184
Loans charged off							(4)	(91)
Balance, end of period	1,146	1,053					1,053	1,146		1,053
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	915							915
Loans collectively evaluated for impairment	22,977	28,533					28,533	22,977		28,533
Total loans	50,016	66,943					66,943	50,016		66,943
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	155	171					171	155		171
Total loans	1,146	1,053					1,053	1,146		1,053
Covered loans | Real estate
Changes in the allowance for loan losses
Balance, beginning of period	1,696							8
Provision for loan losses	855						8	2,587
Loans charged off								(44)
Balance, end of period	2,551	8					8	2,551		8
Loan portfolio distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	208,870	223,304					223,304	208,870		223,304
Total loans	698,225	787,982					787,982	698,225		787,982
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	10	8					8	10		8
Total loans	2,551	8					8	2,551		8
Covered loans | Construction and Land Development
Changes in the allowance for loan losses
Balance, beginning of period	37
Provision for loan losses	381							533
Loans charged off								(115)
Balance, end of period	418							418
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	801							801
Loans collectively evaluated for impairment	16,232	25,376					25,376	16,232		25,376
Total loans	96,772	151,444					151,444	96,772		151,444
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	36							36
Total loans	418							418
Covered loans | PCI loans
Changes in the allowance for loan losses
Balance, end of period	3,914	882					882	3,914		882
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	595,218	729,156					729,156	595,218		729,156
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	3,914	882					882	3,914		882
Covered loans | PCI loans | Commercial and Industrial
Changes in the allowance for loan losses
Balance, end of period	991	882					882	991		882
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	26,124	38,410					38,410	26,124		38,410
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	991	882					882	991		882
Covered loans | PCI loans | Real estate
Changes in the allowance for loan losses
Balance, end of period	2,541							2,541
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	489,355	564,678					564,678	489,355		564,678
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	2,541							2,541
Covered loans | PCI loans | Construction and Land Development
Changes in the allowance for loan losses
Balance, end of period	382							382
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	79,739	126,068					126,068	79,739		126,068
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	$ 382							$ 382